CONVERTIBLE DEBT (Details)	12 Months Ended			1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2013 1.125% convertible senior notes USD ($)	Dec. 31, 2013 1.125% convertible senior notes RUB	Dec. 31, 2014 1.125% convertible senior notes USD ($) item	Dec. 31, 2014 1.125% convertible senior notes RUB	Dec. 31, 2013 1.125% convertible senior notes RUB	Jan. 31, 2014 1.125% convertible senior notes USD ($)	Dec. 01, 2013 1.125% convertible senior notes USD ($)	Dec. 01, 2013 1.125% convertible senior notes RUB	Dec. 31, 2014 1.125% convertible senior notes Maximum	Dec. 31, 2013 1.125% convertible senior notes Maximum USD ($)	Dec. 31, 2013 1.125% convertible senior notes Maximum RUB
CONVERTIBLE DEBT
Aggregate principal amount of debt issued and sold									$ 90,000,000	$ 600,000,000	19,719,000,000
Interest rate (as a percent)				1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Additional aggregate principal amount of debt that can be purchased under right granted to initial purchasers													90,000,000	2,981,000,000
Initial conversion rate				0.19440	0.19440
Initial conversion price (in dollars per share)						$ 51.45
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes						20	20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes						30 days	30 days
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes						130.00%	130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period						5 days	5 days
Number of consecutive trading days before five consecutive business days during the note measurement period						10 days	10 days
Principal amount used for debt instrument conversion ratio						1,000
Percentage of the trading price to the product of the last reported sale price of the entity's common stock and the conversion rate (as a percent)												98.00%
Net proceeds from the sale of Notes				683,100,000	22,479,000,000
Debt issuance costs				4,100,000	228,000,000
Debt issuance costs allocated to additional paid-in capital				700,000	38,000,000
Debt issuance costs deferred to be amortized to interest expense over the term of Notes						3,400,000	190,000,000
Unamortized deferred issuance costs					166,000,000	3,600,000	202,000,000	166,000,000
Carrying value of the liability component of debt						576,700,000	18,972,000,000
Discount rate for computing present value of the liability component (as a percent)				4.84%	4.84%
Value of equity component of debt						113,300,000	3,728,000,000
Principal amount repurchased						150,000,000
Repurchases of convertible debt	(114,000,000)	(6,414,000,000)				(114,000,000)	(6,414,000,000)
Gain from repurchase of convertible debt	(9,700,000)	(548,000,000)				9,700,000	548,000,000
Carrying value of the Notes
1.125% Convertible Senior Notes due December 2018					19,638,000,000	540,000,000	30,380,000,000	19,638,000,000
Unamortized debt discount					(3,209,000,000)	(72,100,000)	(4,055,000,000)	(3,209,000,000)
Total convertible debt	467,900,000	26,325,000,000	16,429,000,000		16,429,000,000	467,900,000	26,325,000,000	16,429,000,000
Term of debt						4 years	4 years
Interest expense						$ 19,400,000	1,091,000,000	25,000,000
Effective interest rate on the liability component (as a percent)						5.10%	5.10%